REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
REVENUES
REVENUE

NOTE 12: REVENUES

The following table summarizes disaggregated revenue information from continuing operations by geographic area based upon the customer’s country of domicile:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
United States	$9,794,419	$7,885,201	$17,439,822	$16,139,557
	9,794,419	7,885,201	17,439,822	16,139,557

As a practical expedient, the Company has elected not to disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations, as our contracts have an original expected duration of less than one year.

Contract Assets

Contract assets consist of work in process for unrecognized revenue. The following table summarizes the contract asset activity for the three and six months ended June 30, 2026:

Balance as of Jan 1, 2025	$206,750
Recognition of cost on contracts where performance obligations completed during the period	(206,750)
Deferral of costs on contracts where performance obligations were not complete	167,126
Balance as of March 31, 2025	167,126
Recognition of cost on contracts where performance obligations completed during the period	(159,378)
Deferral of costs on contracts where performance obligations were not complete	103,404
Balance as of June 30, 2025	$111,152

Balance as of Jan 1, 2026	303,910
Recognition of cost on contracts where performance obligations completed during the period	(287,375)
Deferral of costs on contracts where performance obligations were not complete	128,806
Balance as of March 31, 2026	145,341
Recognition of cost on contracts where performance obligations completed during the period	(71,163)
Deferral of costs on contracts where performance obligations were not complete	267,310
Balance as of June 30, 2026	$341,488

Contract Liabilities

Contract liabilities represent obligations to transfer goods or services to a customer for which the Company has received consideration in advance of performance. The following table summarizes the contract asset activity for the three and six months ended June 30, 2026:

Balance as of Jan 1, 2025	$560,107
Recognition of revenue recorded as contract liability as of Jan 1, 2025	(389,390)
Customer Advance Payments	766,115
Balance as of March 31, 2025	936,832
Recognition of revenue recorded as contract liability as of Apr 1, 2025	(568,017)
Customer Advance Payments	1,767,618
Balance as of June 30, 2025	$2,136,433

Balance as of Jan 1, 2026	705,563
Recognition of revenue recorded as contract liability as of Jan 1, 2026	(455,175)
Customer Advance Payments	1,327,257
Balance as of March 31, 2026	1,577,645
Recognition of revenue recorded as contract liability as of April 1, 2026	(1,330,230)
Customer Advance Payments	514,433
Balance as of June 30, 2026	$761,848

NOTE 18: REVENUE

The following table summarizes disaggregated revenue information by geographic area based upon the customer’s country of domicile:

	Year Ended December 31,
	2025	2024
United States	$33,072,261	$21,078,971

The following table summarizes disaggregated revenue information by nature of revenue and timing of revenue recognition:

	Year Ended December 31,
	2025	2024
Product revenue
Revenue recognized at a point in time (1)	$1,730,697	$—
Total product revenue	1,730,697	—
Service revenue
Revenue recognized over a period of time (2)	31,341,564	21,078,971
Total service revenue	31,341,564	21,078,971
Total revenue	$33,072,261	$21,078,971

(1)Product revenue consists of sales of ConnectM-branded heat pump products to customers, including under specific distribution agreements such as with Greentech Renewables, for which revenue is recognized at a point in time when control transfers to the customer, generally upon delivery.

(2)Service revenue consists of (i) installation and maintenance services for solar energy systems and HVAC solutions across customers, (ii) logistics and delivery services provided through DeliveryCircle’s proprietary Decios platform, and (iii) managed solutions services including human resources and payroll administration, procurement and vendor management, marketing and lead generation, and business implementation services. Service revenue is generally recognized over time as the customer simultaneously receives and consumes the benefits of the Company’s performance.

As a practical expedient, the Company has elected not to disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations, as our contracts have an original expected duration of less than one year.

For disaggregated revenue information by reportable segment, refer to Note 19 to the accompanying consolidated financial statements.

Accounts receivable, contract assets and contract liabilities are discussed and disclosed in Note 2 to the accompanying consolidated financial statements.